Shareholder Report, Line Graph (Details) 1014023_Franklin FTSE Eurozone ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Eurozone ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Eurozone ETF (NAV)
Accumulated Value	$ 17,856	$ 16,625	$ 14,596	$ 13,575	$ 12,482	$ 9,116	$ 10,205	$ 9,539	$ 10,000	$ 21,443
FTSE Developed Eurozone Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Developed Eurozone Index-NR
Accumulated Value	17,821	16,620	14,574	13,600	12,525	9,158	10,268	9,596	10,000	$ 21,349
Linked FTSE Developed Eurozone Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Linked FTSE Developed Eurozone Index-NR
Accumulated Value	$ 18,098	$ 16,877	$ 14,801	$ 13,811	$ 12,719	$ 9,300	$ 10,427	$ 9,745	$ 10,000	$ 21,681